Document and Entity Information Document	Sep. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 13, 2023
Entity File Number	001-01072
Entity Registrant Name	POTOMAC ELECTRIC POWER COMPANY
Entity Tax Identification Number	53-0127880
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20068-0001
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000079732
Amendment Flag	false
Entity Emerging Growth Company	false
DISTRICT OF COLUMBIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	DC
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA